ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES	ACCRUED LIABILITIES
Accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020
MGM profit share buyout	$—	$20,000
Accrued payroll and vacation	5,696	4,860
Minimum guarantee liability	5,200	—
Other accruals	4,703	4,229
Total accrued liabilities	$15,599	$29,089
MGM Profit Share Buyout
As further described in Note 4—Related-Party Transactions to these consolidated financial statements, in October 2020, the Company and MGM agreed to amend the Marketing Agreement to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Financing, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Financing, or (iii) two years from the date of the MGM Amendment. At the Closing of the Business Combination, the Company satisfied all obligations related to the MGM profit share buyout.